Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance costs.
Net foreign exchange loss arising from financing - unrealized	$ 1,610,715	$ 1,713,242	$ 157,836
Interest expenses - third party borrowings	359,965	362,381	256,208
Interest and finance charges paid/payable for lease liabilities	68,031	61,617	52,234
Net foreign exchange loss arising from financing - realized	23,304	162,944	206,329
Net foreign exchange loss on derivative instruments - realized	23,209
Interest expense - withholding tax paid on bond interest	15,569	13,439	12,197
Fees on borrowings and financial derivatives	12,917	17,821	18,673
Unwinding of discount on decommissioning liability	9,191	9,156	7,084
Costs paid on early loan and bond settlement	237
Net foreign exchange loss on derivative instruments - unrealized		92,151	1,599
Fair value loss on embedded options		3,760	159,889
Finance costs	$ 2,123,138	$ 2,436,511	$ 872,049